Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations (Details) $ in Thousands, gal in Millions				9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Jul. 10, 2018 USD ($)	Mar. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) bbl gal	Mar. 31, 2018 USD ($) bbl	Mar. 31, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net					$ 335,809	$ 329,780	$ 134,370
Gain (loss) on disposal of discontinued operations, net of tax					$ (407,608)	$ (88,194)	(196)
Number of barrels of refined product | bbl					389,737	366,212
Amount received from DCC and Superior for propane sales					$ 84,200
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Cash and cash equivalents					0	$ 4,113
Accounts receivable-trade, net					164,716	252,136
Inventories					327,015	402,904
Prepaid expenses and other current assets					89,254	49,518
Total current assets held for sale					580,985	708,671
Property, plant and equipment, net					15,553	207,661
Goodwill					35,405	142,028
Intangible assets, net					137,446	279,395
Other noncurrent assets (1)					46,147	42,987
Total noncurrent assets held for sale					234,551	672,071
Total assets held for sale					815,536	1,380,742
Accounts payable-trade					85,602	79,432
Accrued expenses and other payables					140,691	92,845
Advance payments received from customers					460	13,327
Current maturities of long-term debt					0	2,550
Total current liabilities held for sale					226,753	188,154
Long-term debt, net					0	2,888
Other noncurrent liabilities					33	190
Total noncurrent liabilities held for sale					33	3,078
Total liabilities held for sale					226,786	191,232
Redeemable noncontrolling interest					0	9,927
Total liabilities and redeemable noncontrolling interest held for sale					226,786	201,159
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues					15,398,608	10,474,860	7,904,143
Cost of sales					15,338,614	10,418,447	7,681,429
Operating expenses					37,348	137,780	134,879
General and administrative expense					2,716	11,471	15,727
Depreciation and amortization					9,593	44,314	43,592
Gain (loss) on disposal of discontinued operations, net of tax					(407,608)	(88,194)	(196)
Operating income (loss) from discontinued operations					417,945	(48,958)	28,712
Equity in earnings (loss) of unconsolidated entities					1,183	425	(746)
Interest expense					(126)	(421)	(877)
Other income, net					837	1,930	1,244
Income (loss) from discontinued operations before taxes (2)					419,839	(47,024)	28,333
Income tax expense					(989)	(104)	(6)
Income (loss) from discontinued operations, net of tax					418,850	(47,128)	28,327
Discontinued operations income attributable to redeemable noncontrolling interests					$ (446)	1,030	$ 0
Propane sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Sale commitments (in gallons) | gal					7.4
Sale commitments					$ 5,700
TransMontaigne Product Services, LLC | Refined products and renewables
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net	$ 233,800
Gain (loss) on disposal of discontinued operations, net of tax				$ 181,200
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Gain (loss) on disposal of discontinued operations, net of tax				$ 181,200
Retail Propane Segment - West
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net			$ 212,400
Gain (loss) on disposal of discontinued operations, net of tax					1,300	(89,300)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Gain (loss) on disposal of discontinued operations, net of tax					1,300	$ (89,300)
Retail Propane Segment - East
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net		$ 889,800
Gain (loss) on disposal of discontinued operations, net of tax					(408,900)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Gain (loss) on disposal of discontinued operations, net of tax					$ (408,900)